Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.62%
Communication services: 8.28%
Diversified telecommunication services: 1.97%
AT&T Incorporated	25,990	$ 490,171
Verizon Communications Incorporated	90,267	4,179,362
		4,669,533
Entertainment: 0.51%
The Walt Disney Company †	9,764	1,089,955
Warner Bros. Discovery Incorporated †	6,287	114,109
		1,204,064
Interactive media & services: 2.78%
Alphabet Incorporated Class A †	1,391	3,174,526
Alphabet Incorporated Class C †	1,480	3,403,008
		6,577,534
Media: 2.52%
Comcast Corporation Class A	64,818	2,577,164
Interpublic Group of Companies Incorporated	81,929	2,672,524
Omnicom Group Incorporated	9,564	728,107
		5,977,795
Wireless telecommunication services: 0.50%
T-Mobile US Incorporated †	9,640	1,187,070
Consumer discretionary: 3.71%
Automobiles: 0.06%
Ford Motor Company	10,886	154,146
Distributors: 0.47%
Genuine Parts Company	8,607	1,119,340
Hotels, restaurants & leisure: 1.75%
Bloomin' Brands Incorporated	23,759	522,460
Dave & Buster's Entertainment Incorporated †	22,904	1,042,132
Marriott International Incorporated Class A †	4,883	866,830
Starbucks Corporation	22,948	1,712,839
		4,144,261
Multiline retail: 0.08%
Macy's Incorporated	7,529	181,976
Specialty retail: 1.35%
O'Reilly Automotive Incorporated †	1,707	1,035,381
Signet Jewelers Limited	20,168	1,415,794
Ulta Beauty Incorporated †	1,876	744,397
		3,195,572
Consumer staples: 8.69%
Beverages: 2.37%
The Coca-Cola Company	87,101	5,627,596
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Food & staples retailing: 3.23%
Walmart Incorporated	49,983	$ 7,646,899
Food products: 1.04%
Cal-Maine Foods Incorporated	1,282	68,882
Tyson Foods Incorporated Class A	25,633	2,387,970
		2,456,852
Household products: 1.89%
Colgate-Palmolive Company	32,526	2,506,128
The Procter & Gamble Company	12,308	1,976,049
		4,482,177
Tobacco: 0.16%
Altria Group Incorporated	6,660	370,096
Energy: 7.97%
Oil, gas & consumable fuels: 7.97%
California Resources Corporation	23,539	946,503
Chevron Corporation	1,449	227,015
ConocoPhillips	31,219	2,982,039
EOG Resources Incorporated	20,905	2,440,868
Exxon Mobil Corporation	93,068	7,934,047
Kosmos Energy Limited †	18,894	127,723
Marathon Petroleum Corporation	26,321	2,296,770
PDC Energy Incorporated	13,902	969,525
SM Energy Company	15,620	554,979
Targa Resources Corporation	5,573	409,114
		18,888,583
Financials: 18.63%
Banks: 7.67%
Bank of America Corporation	80,711	2,879,768
Citigroup Incorporated	23,291	1,122,859
Comerica Incorporated	19,958	1,634,560
Community Bank System Incorporated	11,267	725,595
Hancock Whitney Corporation	33,114	1,548,742
JPMorgan Chase & Company	34,123	4,072,921
PNC Financial Services Group Incorporated	4,969	825,351
Truist Financial Corporation	60,308	2,915,892
US Bancorp	15,737	764,189
Zions Bancorporation	29,879	1,688,462
		18,178,339
Capital markets: 3.03%
BlackRock Incorporated	155	96,825
CME Group Incorporated	9,420	2,066,183
Intercontinental Exchange Incorporated	38,591	4,469,224
S&P Global Incorporated	1,451	546,302
		7,178,534
Consumer finance: 1.79%
American Express Company	3,678	642,583
See accompanying notes to portfolio of investments

2  |  Allspring Large Company Value Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Consumer finance (continued)
Capital One Financial Corporation	24,380	$ 3,038,236
OneMain Holdings Incorporated	12,385	568,843
		4,249,662
Diversified financial services: 1.12%
Berkshire Hathaway Incorporated Class B †	8,220	2,653,663
Insurance: 5.02%
American Financial Group Incorporated	718	99,429
Axis Capital Holdings Limited	9,544	547,158
Chubb Limited	8,120	1,676,374
MetLife Incorporated	11,138	731,544
Progressive Corporation	37,198	3,993,577
Stewart Information Services Corporation	14,435	744,846
The Allstate Corporation	11,533	1,459,386
The Hanover Insurance Group Incorporated	14,246	2,091,598
The Hartford Financial Services Group Incorporated	7,956	556,363
		11,900,275
Health care: 18.69%
Biotechnology: 1.15%
Exelixis Incorporated †	19,830	443,002
Vertex Pharmaceuticals Incorporated †	8,326	2,274,830
		2,717,832
Health care equipment & supplies: 1.28%
Abbott Laboratories	13,367	1,517,155
Baxter International Incorporated	2,579	183,264
Becton Dickinson & Company	3,573	883,210
Stryker Corporation	1,917	462,495
		3,046,124
Health care providers & services: 7.25%
Anthem Incorporated	7,699	3,864,359
Cigna Corporation	22,542	5,562,915
CVS Health Corporation	8,152	783,652
Humana Incorporated	11,999	5,334,275
UnitedHealth Group Incorporated	3,195	1,624,817
		17,170,018
Life sciences tools & services: 0.89%
IQVIA Holdings Incorporated †	1,090	237,609
Medpace Holdings Incorporated †	6,299	841,357
Thermo Fisher Scientific Incorporated	1,850	1,022,902
		2,101,868
Pharmaceuticals: 8.12%
Eli Lilly & Company	1,764	515,317
Johnson & Johnson	34,498	6,225,509
Pfizer Incorporated	154,889	7,600,403
Viatris Incorporated	35,472	366,426
Zoetis Incorporated	25,619	4,540,968
		19,248,623
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  3

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Industrials: 11.06%
Aerospace & defense: 2.39%
General Dynamics Corporation	23,949	$ 5,664,657
Electrical equipment: 2.26%
Emerson Electric Company	59,279	5,345,780
Industrial conglomerates: 2.15%
General Electric Company	40,291	3,003,694
Honeywell International Incorporated	6,307	1,220,468
Roper Technologies Incorporated	1,860	874,051
		5,098,213
Machinery: 1.55%
Mueller Industries Incorporated	67,628	3,662,056
Marine: 0.89%
Matson Incorporated	24,532	2,110,243
Professional services: 0.59%
Korn Ferry International	22,945	1,409,741
Road & rail: 1.23%
CSX Corporation	84,876	2,914,642
Information technology: 6.62%
Electronic equipment, instruments & components: 0.97%
Amphenol Corporation Class A	7,387	528,171
Arrow Electronics Incorporated †	14,965	1,763,775
		2,291,946
IT services: 1.09%
Automatic Data Processing Incorporated	11,834	2,581,942
Semiconductors & semiconductor equipment: 1.34%
Micron Technology Incorporated	46,745	3,187,542
Software: 3.22%
Fortinet Incorporated †	1,824	527,154
InterDigital Incorporated	30,935	1,758,655
Intuit Incorporated	3,606	1,510,013
Oracle Corporation	22,231	1,631,755
SS&C Technologies Holdings Incorporated	32,064	2,073,258
Synopsys Incorporated †	412	118,157
		7,618,992
Materials: 3.35%
Chemicals: 1.31%
Dow Incorporated	46,707	3,106,016
Metals & mining: 2.04%
Freeport-McMoRan Incorporated	89,791	3,641,025
Newmont Corporation	16,489	1,201,224
		4,842,249
See accompanying notes to portfolio of investments

4  |  Allspring Large Company Value Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Real estate: 4.23%
Equity REITs: 2.99%
Apple Hospitality REIT Incorporated	96,239	$ 1,702,468
EPR Properties	10,357	543,950
Outfront Media Incorporated	77,329	1,979,622
Public Storage Incorporated	6,500	2,414,750
SITE Centers Corporation	27,557	438,156
		7,078,946
Real estate management & development: 1.24%
Jones Lang LaSalle Incorporated †	8,277	1,810,428
Newmark Group Incorporated Class A	93,307	1,133,680
		2,944,108
Utilities: 6.39%
Electric utilities: 2.79%
American Electric Power Company Incorporated	9,869	978,117
NextEra Energy Incorporated	79,155	5,621,588
		6,599,705
Independent power & renewable electricity producers: 2.00%
Vistra Energy Corporation	189,832	4,749,597
Multi-utilities: 1.60%
Dominion Energy Incorporated	46,438	3,791,198
Total Common stocks (Cost $234,590,165)		231,326,005

		Yield
Short-term investments: 2.23%
Investment companies: 2.23%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	5,278,912	5,278,912
Total Short-term investments (Cost $5,278,912)				5,278,912
Total investments in securities (Cost $239,869,077)	99.85%			236,604,917
Other assets and liabilities, net	0.15			356,834
Total net assets	100.00%			$236,961,751

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  5

Portfolio of investments—April 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,185,550	$33,203,328	$(31,109,966)	$0	$0	$5,278,912	5,278,912	$2,603
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	25	6-17-2022	$5,269,916	$5,159,375	$0	$(110,541)
See accompanying notes to portfolio of investments

6  |  Allspring Large Company Value Fund

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Large Company Value Fund  |  7

Notes to portfolio of investments—April 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$19,615,996	$0	$0	$19,615,996
Consumer discretionary	8,795,295	0	0	8,795,295
Consumer staples	20,583,620	0	0	20,583,620
Energy	18,888,583	0	0	18,888,583
Financials	44,160,473	0	0	44,160,473
Health care	44,284,465	0	0	44,284,465
Industrials	26,205,332	0	0	26,205,332
Information technology	15,680,422	0	0	15,680,422
Materials	7,948,265	0	0	7,948,265
Real estate	10,023,054	0	0	10,023,054
Utilities	15,140,500	0	0	15,140,500
Short-term investments
Investment companies	5,278,912	0	0	5,278,912
Total assets	$236,604,917	$0	$0	$236,604,917
Liabilities
Futures contracts	$110,541	$0	$0	$110,541
Total liabilities	$110,541	$0	$0	$110,541
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of April 30, 2022, $400,444 was segregated as cash collateral for open futures contracts.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Large Company Value Fund